Lease Obligations - Schedule of Supplemental Cash Flow Information Related To Leases (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$ 95
Operating cash flows from finance leases	1,672
Financing cash flows from finance leases	340
Noncash activities from right-of-use assets obtained in exchange for lease obligations:
Operating leases	$ 497